Post-employment Benefits (Details 11) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	R$ 551,759
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	550,563
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	548,903
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	544,653
Noncurrent liabilities, effects of applying new IFRS
IfrsStatementLineItems [Line Items]
Benefits payable	540,137
Later Than Five Years And Not Later Than Fourty Nine Years [Member]
IfrsStatementLineItems [Line Items]
Benefits payable	7,244,222
Unified Plan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Benefits payable	317,523
Unified Plan [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	316,790
Unified Plan [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	316,908
Unified Plan [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	316,481
Unified Plan [Member] | Noncurrent liabilities, effects of applying new IFRS
IfrsStatementLineItems [Line Items]
Benefits payable	315,703
Unified Plan [Member] | Later Than Five Years And Not Later Than Fourty Nine Years [Member]
IfrsStatementLineItems [Line Items]
Benefits payable	3,885,982
Plan I I I [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Benefits payable	153,226
Plan I I I [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	152,659
Plan I I I [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	152,239
Plan I I I [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	151,790
Plan I I I [Member] | Noncurrent liabilities, effects of applying new IFRS
IfrsStatementLineItems [Line Items]
Benefits payable	151,358
Plan I I I [Member] | Later Than Five Years And Not Later Than Fourty Nine Years [Member]
IfrsStatementLineItems [Line Items]
Benefits payable	2,598,345
Assistance Plan [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Benefits payable	81,010
Assistance Plan [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	81,114
Assistance Plan [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	79,756
Assistance Plan [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Benefits payable	76,382
Assistance Plan [Member] | Noncurrent liabilities, effects of applying new IFRS
IfrsStatementLineItems [Line Items]
Benefits payable	73,076
Assistance Plan [Member] | Later Than Five Years And Not Later Than Fourty Nine Years [Member]
IfrsStatementLineItems [Line Items]
Benefits payable	R$ 759,895